SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                              FORM N-1A

               REGISTRATION STATEMENT UNDER SECURITIES
                             ACT OF 1933

                Pre-Effective Amendment No. ____ ____
                Post-Effective Amendment No.  19   X

                         SEC File No. 2-27183

                                and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT
                         COMPANY ACT OF 1940

                           Amendment No. 17

                        SEC File No. 811-1528

                           BRUCE FUND, INC.

          [Exact Name of Registrant as Specified in Charter]


                        20 North Wacker Drive
                              Suite 2414
                       Chicago, Illinois 60606

               [Address of Principal Executive Offices]

                            (312) 236-9160

         [Registrant's Telephone Number, including Area Code]

                           Robert B. Bruce
                        20 North Wacker Drive
                              Suite 2414
                       Chicago, Illinois 60606

               [Name and Address of Agent for Service]



  Approximate Date of Proposed Public Offering

  It is proposed that this filing will become effective
  (check appropriate box)

       Immediately upon filing pursuant to paragraph (b)
        X  On October 11, 1996 pursuant to paragraph (b)
           60 days after filing pursuant to paragraph (a)
      __  On (date) pursuant to paragraph (a) of Rule 485




                                          BRUCE FUND, INC.
                                          20 North Wacker Drive
                                          Suite 2414
                                          Chicago, Illinois  60606
                                          (312) 236-9160


                   BRUCE FUND, INC. / PROSPECTUS


A diversified, open-end no-load management company, whose objective is long-term capital appreciation through investments in common stock primarily; income is a secondary consideration. The Fund may also invest in other securities as described in this Prospectus under "General Description of Bruce Fund, Inc."

This Prospectus sets forth concise information about Bruce Fund, Inc. (the "Fund") that a prospective investor ought to know before investing. Investors should read and retain this Prospectus for future reference. Additional information has been filed with the Securities and Exchange Commission. Such statement of additional information may be obtained without charge by written request directed to Bruce Fund, Inc., 20 North Wacker Drive, Suite 2414, Chicago, Illinois 60606.

                    ___________________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    ___________________________

                         October 11, 1996
                         TABLE OF CONTENTS




General Description                                               1

Fund Expenses                                                     1

Condensed Financial Information                                   2

Investment Restrictions                                           3

Risk Factors                                                      3

Management of the Fund                                            4

Capital Stock                                                     5

Purchase of Securities Being Offered                              6

Determination of Net Asset Value                                  6

Redemption or Repurchase                                          7

Pending Legal Proceedings                                         7

Order Form For Purchasing Shares                                  8

General Terms                                                     9

Dividend Election                                                 9



              GENERAL DESCRIPTION OF BRUCE FUND, INC.

      Bruce Fund, Inc., incorporated under the laws of Maryland, is a diversified open-end management investment company. The primary investment objective of the Fund is long term capital appreciation; income, in the form of dividends or interest, is a secondary consideration. There can be no assurance the objectives can be achieved. The investment policies pursued in seeking to achieve this objective involve investment primarily in common stocks and bonds, but also permit investment in securities convertible into common stocks, preferred stocks, other debt securities and warrants. Securities of unseasoned companies, where the risks are considerably greater than common stocks of more established companies, may also be acquired from time to time by the Fund, if the Fund management (Bruce and Co.) believes such investments offer possibilities of capital appreciation; however, the Investment Restrictions to which the Fund is subject limit the percentage of total fund assets which may be invested in the securities of any one issuer. These restrictions do not apply to securities representing ownership interest in United States Government securities. The Fund may invest, without restriction, in future interest and principal of U.S. Government securities, commonly known as "zero coupon" bonds.

                           FUND EXPENSES

      The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses set forth below are for the 1996 fiscal year.

                 Shareholder Transaction Expenses

               Sales Load Imposed on Purchases              0.00%
               Sales Load Imposed on Reinvested Dividends   0.00%
               Contingent Deferred Sales Load               0.00%
               Redemption Fees                         0.00%
               Exchange Fees                           0.00%

                  Annual Fund Operating Expenses

               Management Fees                         1.00%
               12b-1 Fees                              0.00%
               Other Expenses                     0.78%
               Total Operating Expenses                1.78%

      The purpose of this table is to assist the investor in understanding the various expenses that an investor in the fund will bear directly or indirectly.

      The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period:

          1 year         3 years        5 years        10 years
          $18.38         $56.89         $97.87         $212.23

     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than these shown.
                  CONDENSED FINANCIAL INFORMATION
           (for a share outstanding throughout the year)

      The following Condensed Financial Information of the Fund is for the ten years ended June 30, 1996. The Condensed Financial Information set forth below should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated herein by reference.

                                                            For Fiscal
Years Ending June 30(1)

                  1996 1995 1994 1993 1992 1991 1990 1989 1988 1987


Net Asset Value, Beginning
 of Period (B)        $113.94$94.04$109.61$ 89.52$ 83.53 $113.79$ 89.89    $
93.04     $112.40$117.47

  Income From Investment Operations
  Net Investment Income       3.77 3.40 2.91 6.22 2.22 2.02 1.53 2.57 2.41
2.77
   Net Gains or Losses on Securities20.2219.97(11.53)  16.37 5.74(30.33)
25.13     (3.20)   (9.49)(6.55)
      (both realized and unrealized)
     Total From Investment Operations   23.9923.37(8.62)22.597.96(28.31)
26.66     (0.63)   (7.08)(3.78)

  Less Distributions
  Dividends (from net investment
      income) (A)       (3.70)(3.47)   (6.95)(2.50)   (1.97)(1.95)   (2.76)
(2.52)    (3.65)   (1.29)
Distributions (from capital gains)(A)  --. ----.----.-----.--  ---.-----.--
---.--    ---.--   (8.63)---.--

   Total Distributions            (3.70)(3.47)   (6.95)(2.50)   (1.97)(1.95)
(2.76)    (2.52)  (12.28)(1.29)

Net Asset Value, End of Period (C)134.23  $113.9494.04$109.61 $ 89.52$ 83.53
$113.79   $89.89  $93.04$112.40

Total Return            20.81%25.78%   (8.84%)   25.55%9.64%(25.03%) 30.40%
(0.55%)   (5.03%)  (3.28%)

Ratios/Supplemental Data

Net Assets, End of Period ($ million)   2.56 2.25 2.06 2.42 2.12 2.36 3.39
3.47 4.57 6.93
Ratio of Expenses to Average Net Assets21.78%2.04%1.90%2.12%2.17%2.47%2.25%
1.83%     1.92%1.64%
Ratio of Net Income to Average Net Assets3   2.98%3.48%2.64%6.22%2.49%2.25%
1.58%     2.92%2.55%2.40%
Portfolio  Turnover Rate      11.83%19.34%    2.48%13.63%    3.92%40.96%
20.37%    6.09%5.28%10.70%

(1) For 1990 and prior years, figures are based on average month-end shares outstanding during year, with the following exceptions: (A) number of shares at last dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year. For 1991 through 1996 figures are based on average daily shares outstanding during year, with the same exceptions.

(2) If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% and 2.05% for the years ended June 30, 1994 and 1989 respectively. The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds.

(3) If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.18% and 2.70% for the years ended June 30, 1994 and 1989 respectively.

    There  is  no  minimum   or
maximum   percentage  of   Fund       The  right,  as  a  defensive
assets required to be invested measure (see above), to invest in any type of security. Cash Fund assets in conservative
and equivalents are retained by     fixed-income         securities
the   Fund  in  amounts  deemed     mandates that not more than  5%
adequate for current needs, of the total assets of the including without limitation Fund, taken at market value,
the   ability  to  redeem  Fund     will   be   invested   in   the
shares,  and pay current  fees,     securities  of any  one  issuer
costs and expenses of the Fund. (other than securities issued The Fund reserved the right, as by the United States Government a temporary defensive measure or an agency thereof, or a when general economic security evidencing ownership (including market) conditions in future interest and are believed by management to principal of U.S. Treasury warrant such action, to invest securities, such as "zero any portion of its assets in coupon" bonds). The exception
conservative       fixed-income     to  this  restriction, relating
securities   such   as   United     to  such  Government securities
States  Treasury Bills,  Notes,     permits  management  to  invest
Bonds, certificates of deposit,     assets   of  the  Fund  without
prime-rated  commercial   paper     limit    in   the   instruments
and  repurchase agreements with     described above.
banks  (agreements under  which
the seller of a security agrees        Risk  Factors:   In  seeking
at the time of sale to capital appreciation, the Fund repurchase it at an agreed time will invest some of its assets and price). Securities are not in common stock of small and generally purchased with a view medium size companies whose to rapid turnover to obtain stock prices often fluctuate short-term profits, but rather more than prices of common are purchased because stocks of larger companies. To management believes they will the extent Fund assets should appreciate in value over the become so invested, such long-term. The investment fluctuations would likely cause objectives and the other the Fund's price per share to policies described in this be more volatile in both "up" paragraph may be changed and "down" markets than most of
without shareholder approval.       the   popular  stock  averages.
                                    The  Fund is intended for long-
  Investment Restrictions: The term investors and not for Fund has adopted certain those who hope to profit from investment restrictions, which favorable short term swings in are matters of fundamental stock market prices. Further, policy and cannot be changed the Fund is not intended to
without  the  approval  of  the     provide  a  balanced investment
holders  of a majority  of  its     program     to     meet     all
outstanding shares, as defined requirements of every investor. by the Investment Company Act. It is also intended only for
Such   investment  restrictions     those   financially   able   to
are set forth in the Fund's assume the risks inherent in "Statement of Additional investing for long-term capital
Information". The shareholders appreciation. Investors must will be asked, at the December recognize there is a risk of 1996 annual meeting of loss in any investment seeking shareholders, to approve capital appreciation, including amending the following securities issued by the U.S.
investment         restriction:     Treasury.
Securities  of other investment
companies    will    not     be        While  debt  securities  are
purchased. If approved, the expected to be redeemed by amended provision would payment to the investor of the
restrict    the    Fund    from     principal  amount thereof  when
purchasing the securities of such securities mature, they any investment company, except may provide opportunities to such securities issued by money contribute to the realization
market funds.                       of    the    Fund's   paramount
objective,              capital         MANAGEMENT OF THE FUND
appreciation.     Many     such
securities   outstanding    are
traded on exchanges or over-the-
counter  and may, from time  to
time,     be    acquired     at
substantial discounts from  the
principal   amount  which   the
issuer  has promised to pay  at
maturity.     The    investment
advisor may invest in such debt
securities  of  any  grade   or
quality,   subject    to    the
limitation  on  percentage   of
total Fund assets which may  be
invested  in the securities  of
any     one    issuer.     (See
"Investment     Restrictions").
Investments  may  be  made   in
defaulted bonds, and management
has  invested in such defaulted
bonds,  which sell at  a  great
discount  from face  redemption
value.  In most cases, the risk
of loss or opportunity for gain
on a debt security is less than
on  an  equity security of  the
same issuer because in the case
of   corporate  issuers,   debt
obligations  must  normally  be
satisfied  before  stockholders
may participate in earnings  or
distributions  of  the  issuer.
Notwithstanding, there is  risk
that  the market price  of  the
debt security may decline below
the   price  at  which  it  was
acquired,  that the issuer  may
become insolvent and unable  to
meet  interest payments  or  to
repay  principal  at  maturity,
and  that  defaulted bonds  may
remain in default resulting  in
no  repayment to the holder  at
maturity.

  The investment adviser to the
Bruce  Fund,  Bruce  and   Co.,
presently  manages   no   other
mutual   fund   or   investment
company.
   The Fund has entered into an
Investment  Advisory  Agreement
employing  Bruce  and  Co.   to
manage   the   investment   and
reinvestment  of   the   Fund's
assets    and   to    otherwise
administer  the Fund's  affairs
to  the extent requested by the
Board of Directors.  Under  the
Agreement  Bruce  and  Co.  is,
subject to the authority of the
Fund's   board  of   directors,
responsible  for  the   overall
management   of   the    Fund's
business     affairs.      This
Agreement is subject to  annual
review  and  will  continue  in
force  if specifically approved
annually by the stockholders.

   The  adviser, Bruce and Co.,
is   an  Illinois  corporation,
controlled by Robert B.  Bruce;
it is located at Suite 2414, 20
North  Wacker  Drive,  Chicago,
Illinois 60606.  Bruce and  Co.
was,  until January 2, 1987,  a
sole proprietorship.
Robert  B. Bruce, President  of
the Fund, and R. Jeffrey Bruce,
Vice President-Secretary of the
Fund,     are     the      only
stockholders,  and  Robert   B.
Bruce   is  the  only   control
person of Bruce and Co.

   Robert B. Bruce has been  an
investment adviser since  1954,
following  his graduation  from
the  University  of  Wisconsin.
He  is  a  Chartered  Financial
Analyst.    Since   1974,   Mr.
Bruce,  through Bruce and  Co.,
has  been an investment adviser
continuously    serving    both
individuals  and  institutions.
In   August,  1994  Bruce   was
managing   assets    with    an
approximate      value       of
$21,200,000  million  for  such
clients.     Mr.    Bruce    is
responsible     for      making
investment  decisions  for  the
Fund,  and  is assisted  by  R.
Jeffrey   Bruce  who  graduated
from the University of Colorado
in  1982.  R. Jeffrey Bruce  is
the son of Robert B. Bruce.

      Bruce and Co.'s compensation for its services to the Fund are calculated as follows:

            Annual
        Percentage Fee

             1.0%
             0.6%
             0.5%
      Applied to Average
      Net Assets of Fund

    Up to $20,000,000; plus
      $20,000,000 through
      $100,000,000; plus
       over $100,000,000

   The  fee  is calculated  and
paid  each calendar month based
on  the  average of  the  daily
closing net asset value of  the
Fund  for each business day  of
that  month.  Since  the  rates
above  are  annual  rates,  the
amount  payable to the  adviser
for  each  calendar  month   is
1/12th of the amount calculated
as   described.    The   annual
percentage  fee  of   1.0%   is
higher than the fee charged  to
a    majority    of    open-end
investment companies.  The Fund
also  bears  certain  fees  and
expenses  including,  but   not
limited  to, fees of  directors
(not affiliated with Bruce  and
Co.), custodian fees, costs  of
personnel  to perform clerical,
accounting and office  services
for    the   Fund,   fees    of
independent auditors,  counsel,
transfer  agencies and brokers'
commissions.   These  fees  are
fully    described    in    the
Investment  Advisory Agreement.
For   the  most  recent  fiscal
year, the total expenses of the
Fund  were 1.75% of the average
net assets.  The adviser, Bruce
and   Co.,   received   $24,553
during  the  1996  fiscal  year
(1.02% of average net assets).

   Two of the present directors
have  been serving since  1983;
Mr. Ward M. Johnson was elected
in  December  1985  to  fill  a
vacancy.


Directors are elected until the
next    annual    meeting    of
stockholders,  and  until   the
successor
of  each  shall have been  duly
elected    and    shall    have
qualified.    The   board    of
directors is:

          Directors

       *Robert B. Bruce
            Age 64

    James S. Van Pelt, Jr.
            Age 60

       Ward M. Johnson
            Age 59

* Mr.  Bruce, as majority owner
  of   Bruce  and  Co.,  is  an
  Interested  Person   of   the
  Fund,   as  defined  in   the
  Investment  Company  Act   of
  1940.
     Business Experience
     for Last Five Years

1974  to  present -  principal,
Bruce   and   Co.   (investment
adviser);  1982  to  present  -
Chairman of Board of Directors,
Treasurer, Professional Life  &
Casualty     Company      (life
insurance  issuer),  previously
Assistant Treasurer.

1983  to  present -  President,
Grundy     Industries,     Inc.
(roofing material manufacturer)
was   assistant  to   President
prior to 1985.

1978  to  present -  President,
Marty  Johnson & Associates  (a
manufacturer's            agent
representing  manufacturers  of
housewares, home furnishings ad
consumer electronics products).

As of September 1, 1996, Robert
B. Bruce owned 6,620 shares, R.
Jeffrey Bruce owned 832 shares,
and James S. Van Pelt owned  50
Fund  shares.  The  above-named
directors and officers  elected
by  them, who are employees  of
Bruce and
Co.  will  receive no  fees  or
salaries  from  the  Fund   for
services  rendered as directors
or officers of the Fund.

   Officers  of the Fund,  duly
elected  and presently serving,
are:

  President              Robert
B. Bruce
    Vice-President,   Secretary
R. Jeffrey Bruce
  Treasurer              Robert
B. Bruce

    The   transfer  agent   and
dividend  paying agent  of  the
Fund   is   Unified  Management
Corporation,     429      North
Pennsylvania            Street,
Indianapolis,  Indiana   46204-
1897.   The  Fifth Third  Bank,
Cincinnati,  Ohio   serves   as
custodian of the securities and
cash of the Fund.  All dividend
shares  will  be  held  by  the
transfer     agent.    Customer
Account    Service    telephone
numbers  at  Unified Management
Corporation are (800)  872-7823
or (800) 87-BRUCE.



            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The annual report to shareholders of the Fund contains performance information in addition to that included in this prospectus. The Bruce Fund will make available the annual report to any recipient of its prospectus upon request and without charge.



                           CAPITAL STOCK

    Bruce  Fund,  Inc.   is   a            Unless   a   shareholder
Maryland            corporation     otherwise  directs, all  income
incorporated on June 20, 1967. dividends and capital gains It has only one class of distribution are automatically authorized stock: Capital reinvested in full and Stock, $1.00 par value. fractional shares of the Fund. Stockholders are entitled to Shares are purchased at the net
one  vote  per full  share,  to     asset value (see "Determination
such distributions as may be of Net Asset Value") next declared by the Fund's Board of determined after the dividend Directors out of funds legally declaration and are credited to available, and upon liquidation the shareholder's account. to participate ratably in the Stock certificates are not
assets      available       for     issued.    A  shareholder   may
distribution.   There  are   no     elect  to  receive  all  income
conversion or sinking fund dividends and capital gains provisions applicable to the distributions in cash or to shares, and the holders have no reinvest capital gains preemptive rights and may not distributions and receive
cumulate  their  votes  in  the     income  dividends in cash.   An
election  of  directors.    The     election to reinvest or receive
shares are redeemable (as dividends and distributions in described under "How to Redeem cash will apply to all shares Shares" and "Determination of of the Fund registered in the Net Asset Value") and are same name, including those transferable. All shares previously purchased. A issued and sold by the Fund shareholder wishing to make will be fully paid and non- such election must notify the assessable. There are no transfer agent in writing of
material     obligations     or     such  election.  The  dividends
potential  liability associated     and   long-term  capital  gains
with ownership of Fund stock.       distributions  are  taxable  to
                                    the  recipient whether received
   No  person  is  believed  by     in cash or
Management to own beneficially,     reinvested     in    additional
either  directly or indirectly,     shares.
more  than  25% of  the  voting
securities of the Fund.

   Shareholder inquiries should
be  addressed  to  Bruce  Fund,
Inc.,   Suite  2414,  20  North
Wacker Drive, Chicago, Illinois
60606.

     The   Fund   intends    to
distribute substantially all of
its net income and net realized
capital gains, if any, less any
available     capital      loss
carryover,  to its shareholders
annually and to comply with the
provisions   of  the   Internal
Revenue   Code  applicable   to
investment   companies,   which
will   relieve  the   Fund   of
Federal  income  taxes  on  the
amounts so distributed.
    Shareholders may elect not to continue in the dividend reinvestment program at any time. Following such election, the shareholder will receive income dividends or all distributions in cash. Any shareholder who is not participating in the dividend reinvestment program may elect to do so by giving written notice to the transfer agent. If an election to withdraw from or participate in the dividend reinvestment program is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Board of Directors of the Fund, when it declares a dividend, must fix in advance a recognized date for the determination of the stockholders entitled to receive such dividend. The record date must not be more than forty days preceding any dividend payment.




               PURCHASE OF SECURITIES BEING OFFERED

  Shares are issued by the Fund
itself.  The price per share is
the  next determined net  asset
value  after acceptance  of  an
application.                See
"Determination  of  Net   Asset
Value".

  To invest in Fund shares, the
investor  should  complete  the
Order  Form enclosed at page  9
of    this   Prospectus.    The
completed      and       signed
application,   accompanied   by
payment  to  Bruce Fund,  Inc.,
should be mailed to Bruce Fund,
Inc.,  c/o  Unified  Management
Corporation,     429      North
Pennsylvania            Street,
Indianapolis,  Indiana   46204-
1897.  All applications must be
accompanied     by     payment.
Applications  are  subject   to
acceptance by the Fund, and are
not  binding until so accepted.
The   Fund   does  not   accept
telephone  orders for  purchase
of   shares  and  reserves  the
right to reject applications in
whole or in part.  The Board of
Directors  of  the   Fund   has
established   $1,000   as   the
minimum  initial  purchase  and
$500  as  the minimum  for  any
subsequent   purchase   (except
through dividend reinvestment),
which   minimum   amounts   are
subject to change at any  time.
Shareholders will  be  notified
in   the   event  such  minimum
purchase-amounts  are  changed.
Stock   certificates  are   not
issued.
   Determination of  Net  Asset
Value:  The per share net asset
value is determined as of  3:00     P.M. Central Time each business
day  by  dividing the value  of
the Fund's securities, plus any
cash     and    other    assets
(including    dividends     and
interest   accrued   but    not
collected) less all liabilities
(including   accrued-expenses),
by   the   number   of   shares
outstanding.  Securities listed
on  a stock exchange are valued
on  the basis of the last  sale
on  that  day  or, lacking  any
sales,  at  the  last  reported
sale      price.       Unlisted
securities for which quotations
are available are valued at the
closing bid price.

Short-term    securities    are
valued at amortized cost.   Any
securities for which there  are
no   readily  available  market
quotations  and  other   assets
will  be  valued at their  fair
value  as  determined  in  good
faith    by   the   Board    of
Directors.        Odd       lot
differentials   and   brokerage
commissions will be excluded in
calculating  values.   The  net
asset   value  would  also   be
determined  at  the  close   of
business  on any other  day  on
which  there  is  a  sufficient
degree of trading in the Fund's
portfolio securities  that  the
current net asset value of  the
Fund's shares might be materially affected by changes
in the value of the portfolio securities, provided that
such day is a business day on which shares were
tendered for redemption or orders to purchase shares were
received  by the Fund.   Except
under extraordinary conditions,
the  Fund's business days  will
be the same as those of the New
York Stock Exchange.



                     REDEMPTION OR REPURCHASE

       Shareholders  have   the
right  to request the  Fund  to
redeem    their    shares    by
depositing  their  certificates
at      Unified      Management
Corporation  with   a   written
request  addressed  to  Unified
Management Corporation that the
shares be redeemed.  Redemption
may be accomplished by a signed
written request to the transfer
agent that the Fund redeem  the
shares.       Requests      for
redemption of Fund shares  must
be  signed  by each shareholder
and  EACH  SIGNATURE  MUST   BE
GUARANTEED by a bank  or  trust
company   in,   or   having   a
correspondent in New York City,
or  by  a  member  firm  of   a
national  securities  exchange.
Signatures     on      endorsed
certificates   submitted    for
redemption   must    also    be
similarly           guaranteed.
Redemption requests received by
the  transfer agent before  the
close  of business on  the  New
York Stock Exchange on any  day
on  which that Exchange is open
will   be   effected   at   the
redemption price calculated  as
of    such   close.    Requests
received  after that time  will
be  entered  at the  redemption
price  calculated  as  of  such
close  on the next day on which
that  Exchange is open.  It  is
suggested  that all  redemption
requests   by  mail   be   sent
Certified   Mail  with   return
receipt.

      The  redemption price  is
the  net asset value per  share
determined as described  above.
See,
"Determination  of  Net   Asset
Value".   Payment  for   shares
redeemed,  except as  described
hereafter, is made by the  Fund
to the shareholder within seven
days after the certificates are
received,  but  the  Fund   may
suspend     the    right     of
redemption,  subject  to  rules
and    regulations    of    the
Securities     and     Exchange
Commission,  at any  time  when
(a) The New York Stock Exchange
is  closed, (b) trading on such
exchange is restricted, (c)  an
emergency exists as a result of
which   it  is  not  reasonably
practicable  for  the  Fund  to
dispose of securities owned  by
it  or to determine fairly  the
value of its net assets, or (d)
the Commission by order permits
such    suspension   for    the
protection of shareholders.

      If  in the opinion of the
Board  of Directors, conditions
exist  which make cash payments
undesirable,  payment  may   be
made  in  securities  or  other
property  in whole or in  part.
Securities delivered in payment
of  redemptions are  valued  at
the  same  value of the  Fund's
assets.  Shareholders receiving
such  securities or  redemption
will  incur brokerage costs  on
the  sale  thereof.   Long-term
capital gains distribution will
be taxed to the individual Fund
shareholder as such, regardless
of  the length of time the Fund
shares have been held.




                     PENDING LEGAL PROCEEDINGS

There are no legal proceedings to which the Fund or the adviser is a party.

   MAIL THIS ORDER FORM AND CHECK DIRECTLY TO UNIFIED MANAGEMENT
                            CORPORATION

             ORDER FORM FOR PURCHASING BRUCE FUND SHARES
       (Minimum initial investment of $1,000; $500, thereafter)

Unified Management CorporationDate:
429 North Pennsylvania Street
Indianapolis, Indiana 46204-1897
Attn:  Bruce Fund, Inc.

Gentlemen:

  Enclosed is my check in the amount of $               (make check
payable to Bruce Fund, Inc.) for the purchase of shares of Bruce Fund, Inc. Capital Stock. The undersigned subscribes for:

  (                                                        )Exactly
  shares,
       OR
  (   )The  maximum number of full and fractional shares which  may be purchased with the enclosed amount.

   The minimum initial purchase is $1,000, and the minimum for any subsequent purchase is $500, except through dividend reinvestment. All applications must be accompanied by payment. Differences between amounts submitted and actual cost of shares purchased will be refunded or billed to the registered owner designated below, unless otherwise specified.

  I have received and read the latest prospectus of the Bruce Fund.

  AUTOMATIC DIVIDEND REINVESTMENT - I understand that all dividends and capital gains will be automatically reinvested unless the Dividend Election on the reverse side is signed or until contrary written instructions are received by the Fund, as set forth in the prospectus.

    STOCK   CERTIFICATES   -   All  shares   purchased   (including
reinvestments) will be credited to the stockholder's account; no stock certificates will be issued.

    All   dividend  shares  will  be  held  by  Unified  Management
Corporation.

Shares of the Bruce Fund are to be registered as follows:
                                     (Social   Security  or   other
taxpayer identification number)

Name:                                Name:
                                  (please                    print)
(please print)

Street:                                 Street:


City:             State:       Zip:            City:                   State:
Zip:



            Signature                          Signature

If shares are to be registered jointly, all owners must sign. Any registration in the names of two or more co-owners will, unless otherwise specified, be as joint tenants with right of survivorship and not as tenants in common. Shares may be registered in the name of a custodian for a minor under applicable state law. In such cases, the name of the state should be indicated, and the taxpayer identification or social security number should be that of the minor.
                           GENERAL TERMS

      This application is subject to acceptance by the Fund in Chicago, Illinois. This application will not be accepted unless accompanied by payment. The passage of title to and delivery of shares purchased (including shares hereafter purchased through dividend reinvestment or otherwise), whether or not certificates are issued, shall be deemed to take place in Illinois. The applicant certifies that he or she has full capacity to enter into this subscription agreement. The purchase price shall be the net asset value in effect at the time this application is accepted by the Fund.

___________________________________________________________________
___________

                         DIVIDEND ELECTION

      Unless a shareholder otherwise directs, all income dividends and capital gains distributions are automatically reinvested in full and fractional shares of the Fund. If you do NOT wish your dividends and capital gains distributions reinvested in shares of the Fund but wish instead to receive the full amount of dividends and capital gains distributions in cash, or to receive income dividends only in cash (reinvesting capital gains distributions in shares of the Fund), you should check the choice you wish to make, and sign at the place indicated.

      ( ) I (We) elect to receive the full amount of all dividends and capital gains distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, until contrary written instructions are received by the Fund.

      ( ) I (We) elect to receive the full amount of all income dividend distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, and approve the automatic reinvestment of all capital gains distributions in full and fractional shares of the Fund, until contrary written instructions are received by the Fund.



                                   Signature



                                   Signature of Co-Owner, if any.
                                    If shares are to be registered.
jointly, all
                                   owners must sign.


(NOTE: If this election is not signed, dividends and capital gains distributions will be reinvested in Fund shares, as described on the Order Form).





                                                            PROSPECTUS

                                                      October 11, 1996

                                                      BRUCE FUND, INC.


BRUCE FUND INC.
20 North Wacker Drive
Chicago, Illinois  60606



Investment Adviser
  Bruce and Co.
  Chicago, Illinois



Custodian
  Fifth Third Bank
  Cincinnati, Ohio



Shareholder Service and Transfer Agent
  Unified Management Corporation
  429 North Pennsylvania Street
  Indianapolis, Indiana 46204-1897



Counsel
  McBride Baker & Coles
  Chicago, Illinois



Independent Public Accountants
  Arthur Andersen LLP
  Chicago, Illinois



                 STATEMENT OF ADDITIONAL INFORMATION



                           BRUCE FUND, INC.
                        20 North Wacker Drive
                              Suite 2414
                       Chicago, Illinois  60606
                            (312) 236-9160





  This Statement of Additional Information is not a Prospectus, but it should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing or calling BRUCE FUND, INC. This Statement of Additional Information relates to the Prospectus dated October 11, 1996.




                       Date:  October 11, 1996


                          TABLE OF CONTENTS
                                PART B

Investment Objectives and Policies
Management of the Fund
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Brokerage Allocation
Capital Stock and Other Securities
Purchase, Redemption and Pricing of Stock Being Offered
Tax Status
Underwriters
Financial Statements as of June 30, 1996                          8
General Information and History:

   Bruce Fund, Inc.'s (the "Fund") only business during the past five years has been an open-end no-load investment company. The name of the Fund was changed in October 1983, following stockholder approval of such change, to BRUCE FUND, INC. at a special meeting held October 17, 1983. At all times prior thereto, from the Fund's formation in 1967, its name was THE HEROLD FUND, INC. Other general information and history is set forth in the Prospectus.

Investment Objectives and Policies:

   The Fund has adopted certain investment restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined by the Investment Company Act. These fundamental policies are:

    1. Securities of other investment companies will not be purchased. (See Prospectus. OInvestment RestrictionsO, p.3).

    2. The Fund will not acquire or retain any security issued by a company if one or more officers or directors of the Fund or any affiliated persons of its investment adviser beneficially own more than one-half of one percent (0.5%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such stock or security.

   3. The Fund will not borrow money or pledge any of its assets.

    4. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

    5. The Fund will not sell short, buy on margin or engage in arbitrage transactions.

    6. The Fund will not lend money, except for the purchase of a portion of an issue of publicly-distributed debt securities.

    7. The Fund will not buy or sell commodities, commodity futures contracts or options on such contracts.

    8. The Fund will not act as an underwriter or distributor of securities, other than its own capital stock, except as it may be considered a technical "underwriter" as to certain securities which may not be publicly sold without registration under the Securities Act of 1933.

    9. The Fund will not purchase or write any puts, calls or combinations thereof. The Fund may, however, purchase warrants for the purchase of securities of the same issuer issuing such warrants, or of a subsidiary of such issuer. The investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be Warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

    10. The Fund will not purchase or own real estate or interests in real estate, except in the marketable securities of real estate investment trusts.

    11. The Fund will not purchase any securities which would cause more than 10% of the Fund's net assets at the time of purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933.

    12. Not more than 25% of the value of the Fund's total assets (exclusive of government securities) will be invested in companies of any one industry or group of related industries. The Fund will not issue senior securities.

    13. The Fund will be required to have at least 75% of the value of its total assets represented by (i) cash and cash items (including receivables), (ii) government securities as defined in the Investment Company Act of 1940, and (iii) other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer.

    14. The Fund will not invest in oil, gas or other mineral leases.

   It is the policy of the Fund not to invest more than 5% of the value of the Fund's total assets in securities of issuers, including their predecessor, which have been in operation less than three years. Registrant does not presently invest in foreign securities and has no present plans to make such investments. There is no restriction against making investments in the securities of unseasoned issuers or of foreign Issuers and such Investments may be made in management's discretion, without approval of a majority of the Fund's outstanding voting securities. Management has no present intention of changing either policy described.

   Portfolio turnover rate was 11.83% in 1996, 19.34% in 1995, and 2.48% in 1994. Portfolio turnover rate is the percentage relationship between the value of the lesser of purchases or sales of the Fund's portfolio securities during the year and the average monthly value of portfolio securities owned by the Fund during such year. The shareholders receive distributions of income and taxable gains (see, "Tax Status"); if capital gains result from portfolio securities sold, it may increase the income tax liability of the shareholder.
Management of the Fund:

     (a) The Fund is managed by its officers and directors. It has no advisory board. The persons serving are:

                      Positions Held           Principal Occupation
Name       and       Address                 With       Registrant1
During Past Five Years

Robert   B.  Bruce2            Director,  Chairman              See
Prospectus,
1340 Asbury Avenue         of the Board             "Management  of
Fund"
Winnetka, IL  60093        President,
                      Treasurer

Ward M. Johnson            Director                 See Prospectus
Savannah, GA 31406

James  S.  Van  Pelt,  Jr.         Director                     See
Prospectus
1393 Edgewood Lane
Winnetka, IL  60093

R.  Jeffrey Bruce2,3           Vice President,                 1983
to present -
2226  N. Fremont            Secretary                Vice President
of
Chicago,  IL 60614                              Adviser, Bruce  and
Co.

Control Persons and Principal Holders of Securities:

      (a) One person is believed by management to own beneficially, either directly or indirectly, more than 25% of the voting securities of the Fund. (See, (b) below). Bruce Fund, Inc. is a Maryland corporation. In that no major corporate measure requires approval by more than 75% of all outstanding shares, no person voting alone could permit:

            (1) the consolidation, merger, share exchange or transfer of assets to another person;

            (2) the distribution of a portion of the assets of the Fund to its stockholders in partial liquidation;

           (3)  the voluntary dissolution of the Fund;

            (4) the "business combination" of the Fund with another person as described in Maryland General Corporation Law, Sec.E3-601 through 3-603.

     (b) The following table sets forth information as to all persons known to the Board of Directors of the Fund to be the beneficial owners of more than 5% of the outstanding shares of the Fund at August 31, 1996: Robert B. Bruce, 34.8%.

     (c) Robert B. Bruce, President of the Fund and principal owner of Bruce and Co., investment adviser to the Fund, presently owns 6,620 shares of the Fund, and his wife owns 425 shares; Mr. Bruce disclaims any beneficial ownership in Mrs. Bruce's shares. All other officers and directors of the Fund own less than 10% of the outstanding shares.

Investment Advisory and Other Services:

     (a) Bruce and Co., an Illinois corporation controlled by Robert B. Bruce, is the only investment adviser to the Fund. Mr. Bruce is in control of the adviser, and is Chairman of the Board of Directors, President and Treasurer of the Fund. R. Jeffrey Bruce is employed by, and a stockholder, officer and director of, Bruce and Co. and is Vice-President and Secretary of the Fund.

   The advisory fee payable by the Fund to Bruce and Co. is a percentage applied to the average net assets of the Fund as follows:

                                Annual                   Applied to
                           Average
       Percentage Fee           Net Assets of Fund

          1.0%                  Up to $20,000,000; plus

           0.6%                   $20,000,000 through $100,000,000;
plus

          0.5%                  over $100,000,000

  A fee installment will be paid in each month and will be computed on the basis of the average of the daily closing net asset values for each business day of the previous calendar month for which the fee is paid (e.g., 1/12% of such average will be paid in respect to each month in which such average is less than $20 million).

       (1) The advisory fee paid to Bruce and Co. during 1996 was $24,553 and in 1995 was $20,609.

       (2) The Fund is not subject to any expense limitation provision.

   (b) The following services furnished for and on behalf of the Fund are supplied and paid for wholly or in substantial part by the investment adviser in connection with the Investment Advisory
Contract:

            The adviser provides suitable office space in its own offices and all necessary office facilities and equipment for managing the assets of the Fund; members of the adviser's organization serve without salaries from the Fund as directors, officers or agents of the Fund, if duly elected or appointed to such positions by the shareholders or by the Board of Directors; the adviser bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities.

        (c) There are no fees, expenses, and costs of the Fund which are to be paid by persons other than the investment adviser or the Fund.

       (d) There are no management related service contracts under which services are provided to the Fund.

        (e) No person other than a director, officer, or employee of the Fund or person affiliated with Bruce and Co. regularly furnishes advice to the Fund and to Bruce and Co. with respect to the desirability of the Fund's investing in, purchasing and selling securities or other property or is empowered to determine what securities or other property should be purchased or sold by the Fund and no other person receives, directly or indirectly, remuneration for such advice, etc.

        (f) There is no plan pursuant to which the Fund incurs expenses related to the distribution of its shares and there are no agreements relating to the implementation of such a plan.

        (g)   The Fund's custodian is Fifth Third Bank, Cincinnati,
Ohio.   The  Fund's independent public accountant
is  Arthur  Andersen LLP, 33 West  Monroe  Street,  Chicago,
Illinois 60603.

   The above named custodian has custody of all the Fund's securities. It accepts delivery and makes payment for securities purchased and makes delivery and receives payment for securities sold. The Fund's Shareholder and Transfer Agent is Unified Management Corp., Indianapolis, Indiana; it receives and processes all orders by investors to purchase and to redeem Fund's shares, maintaining a current list of names and addresses of all stockholders and their respective holdings. Upon receipt of authorization to make payment of Fund expenses from the investment adviser, the above named custodian makes such payments from deposits of the Fund, and sends confirmation of all bills paid. Unified Management Corp. pays dividends, makes capital gain distributions and mails annual reports and proxy statements to stockholders.

   Certified independent public accountants performed an annual audit of Fund's financial statements for each of the ten years ended June 30, 1994.

Brokerage Allocation:

        (a) Decisions to buy and sell securities for the Fund, the selection of brokers and negotiation of the commission rates to be paid, or mark-ups (or mark-downs) on principal transaction, are made by Bruce and Co. Robert B. Bruce, an employee of the Fund and owner of Bruce and Co., is primarily responsible for making the Fund's portfolio decisions, subject to direction by the Board of Directors of the Fund. He is also primarily responsible for placing the Fund's brokerage business and, where applicable, negotiating the amount of the commission rate paid taking into account factors described in paragraph (c) below. It is the adviser's policy to obtain the best security price and execution of transactions available. During each of the last three fiscal years, the total brokerage commissions on the purchases and sales of portfolio securities by the Fund were:4
                   1996              $2,000
                   1995              $1,000
                   1994              $1,000

        (b) None of the brokers with whom the Fund dealt in the last three years was affiliated in any manner with the Fund, or with any affiliated person of the Fund, including the investment adviser.

        (c) Brokers are selected to effect securities transactions for the Fund based on the adviser's overall evaluation of the commission rates charged, the reliability and quality of the broker's services and the value and expected contribution of such services to the performance of the Fund. Where commissions paid reflect services furnished in addition to execution, the adviser will stand ready to demonstrate that such services were bona fide and rendered for the benefit of the Fund. Such commissions may, on occasion, be somewhat higher than could be obtained from brokers not supplying such services. The adviser considers the supplementary research and statistical or other factual information provided by dealers in allocating portfolio business to dealers. Such allocation is not on the basis of any formula, agreement or understanding.

   It is not possible to place a dollar value on such research and other information and it is not contemplated that the receipt and study of such research and other information will reduce the cost to Bruce and Co. of performing duties under the Advisory Agreement. The Board of Directors of the Fund has permitted the Fund to pay brokerage commissions which may be in excess of those which other brokers might have charged for effecting the same transactions, in recognition of the value of the brokerage and research services provided by the executing brokers. The research which is received from brokers includes such matters as information on companies, industries, areas of the economy and market factors. The information received may or may not be useful to the Fund, and may or may not be useful to the investment adviser in servicing other of its accounts.

   Bruce and Co. attempts to evaluate the overall reasonableness of the commissions paid by the Fund by attempting to negotiate commissions which are within a reasonable range, in the light of any knowledge available as to the levels of commissions being charged, but keeping in mind the brokerage and research services provided. Bruce and Co. will not execute portfolio transactions for the Fund and does not expect to receive reciprocal business from dealers who do so. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers, acting as principals, except where better prices or execution may otherwise be obtained.

        (d) Bruce and Co. is not aware that any of the Fund's brokerage transactions during the last fiscal year were placed pursuant to an agreement or understanding with a broker or otherwise through an internal allocation procedure because of research services provided.

Capital Stock and Other Securities:

   Bruce Fund, Inc. has only one class of authorized stock, Capital Stock, $1.00 par value; its Articles of Incorporation authorize the Issuance of 200,000 such shares. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. The holders have no preemptive rights. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of such directors if they choose to do so, and, in such event, the holders of the remaining shares so voting will not be able to elect any directors. The shares are redeemable (as described in the Prospectus) and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liabilities associated with ownership of Fund stock. There are no conversion rights and no sinking fund provisions.

Purchase, Redemption and Pricing of Stock Being Offered:

   See Prospectus, "Purchase of Securities Being Offered" and "Redemption or Repurchase". There are no underwriters and no distribution of expenses of offering price over the net amount invested. There is no difference in the price at which securities are offered to public and individual groups and the directors, officers and employees of the Fund or its adviser.

Tax Status:

   The Fund intends to distribute all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision will be made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company".

   On  dividends  from  ordinary income and  short-term  gains  the stockholders pay income tax in the usual manner. The dividend-received exclusion does not apply to capital gains distributions. The dividend-received exclusion is subject to proportionate reduction if the aggregate dividends received by the Fund from domestic corporations in any year is less than 75% of the Fund's gross income exclusive of capital gains. Statements will be mailed to shareholders in January of the year after the close of the fiscal year showing the amounts paid and the tax status of the year's dividends and distribution. The dividends and long term capital gains are taxable to the recipient whether received in cash or reinvested in additional shares. Federal legislation requires the Fund to withhold and remit to the Treasury a portion (20%) of dividends payable if the shareholder fails to furnish his taxpayer identification number to the Fund, if the Internal Revenue Service notifies the Fund that such number, though furnished, is incorrect, or if the shareholder is subject to withholding for other reasons set forth in Sec. 3406 of the Internal Revenue Code.

Underwriters:

   The Fund will continuously offer public distribution of its securities. There are no underwriters with respect to such public distributions.

Financial Statements:

The Financial Statements filed herewith consist of:

  A.   Audited Financial Statements as of June 30, 1996, including:

                  (1) Report of independent certified public accountants, dated August 19, 1996.

       (2)  Schedule of Investments, at JuneE30, 1996.

       (3)  Balance Sheet at JuneE30, 1996.

       (4)  Statement of Operations, for year ended JuneE30, 1996.

                 (5) Statement of Changes in Net Assets, for years ended JuneE30, 1996 and 1995.

       (6)  Notes to Financial Statements.

   Other information respecting Bruce Fund, Inc. is included in

Part C, filed heretofore.



                        ARTHUR ANDERSEN LLP





             REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



As  independent public accountants, we hereby consent to the use of our report dated August 19, 1996, and to all references to our firm included in or made a part of this Registration Statement on Form N-

1A of Bruce Fund, Inc.




ARTHUR ANDERSEN LLP

Chicago, Illinois,

October 10, 1996


            REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of
Directors of BRUCE FUND, INC.:

      We have audited the accompanying balance sheet of BRUCE FUND, INC. (a Maryland corporation), including the schedule of investments, as of June 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights included in Note G for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        ARTHUR ANDERSEN LLP


Chicago, Illinois,
August 19, 1996.


                            BRUCE FUND, INC.
                        SCHEDULE OF INVESTMENTS
                             JUNE 30, 1996

Common Stocks (37.39%)
No. of
Market
Shares            Issue Cost
Value

      Property-Casualty
Insurance

 6,250       RLI Corp. $72,500
$152,344


      Cosmetics

13,000 *Chantal Pharm. 127,962
83,687

      Communications

10,000           *NTN   56,850
58,750
        Communications

      Medical Services

46,199   *Maxum Health  90,256
167,471

10,000          *Atrix  61,688
97,500
       Laboratories

      Energy Services

37,000     *Team, Inc. 105,089
76,313

      Utilities

 2,000         Houston  39,225
49,250
      Industries

      Telecommunications

 6,000       *Cellular  47,750
105,000
      Technical Services

      Real Estate Inv. Trust
 6,000       Capstead   85,980
168,000
      Mortgage

      Total Common$687,300$958
,315
      Stocks

Bonds (59.02%)

Market
Principal                Cost  Value

   U.S. Government (57.61%)

$7,000,000*U.S. Treasury
         "STRIPS", Bond
         Principal, due
         5-15-2018$1,129,056$1,476,562


       Corporate Bonds (1.41%)

200,000*Lomas Financial C
onvertible
       9% due 10/31/200380,00036,000
       (in default)

   Total Bonds $1,209,056$1,512,562

Total Investments(96.41)% $1,896,356    $2,470,877



Cash and Other Assets, Less
Liabilities (3.59%)      $ 92,132

   Total Net Assets (100%)         $2,563,009


The accompanying notes to
financial statements
are an integral part of this
schedule.

*Non-cash income producing




                        BRUCE FUND, INC.
                         BALANCE SHEET
                         JUNE 30, 1996

ASSETS
      Investments,  atEMarket  Value,  (Cost  $1,896,356)         $
2,470,877
     Cash                                           106,565
     Dividends Receivable                               875
     Prepaid Insurance                                  472
                           Interest                      Receivable
422

TOTAL ASSETS                                   $  2,579,211

LIABILITIES

     Accrued Expenses                                16,202

          TOTAL LIABILITIES                      $   16,202

CAPITAL

     Capital Stock (19,094 Shares of $1 Par Value
       Capital Stock Issued and Outstanding; 200,000
       Shares Authorized)                       $    19,094
     Paid-in Surplus                              1,926,547
     Accumulated Undistributed Net Investment Income        210,288
         Accumulated    Net    RealizedELosses    on    Investments
(167,441)
         Net     Unrealized     Appreciation     on     Investments
574,521

     TOTAL CAPITAL (NET ASSETS)                  $2,563,009

               TOTAL LIABILITIES AND CAPITAL     $2,579,211

NET ASSET VALUE (Capital) Per Share             $    134.23

The accompanying notes to financial statements are an integral part of this statement.

                        BRUCE FUND, INC.
                    STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED JUNE 30, 1996


INVESTMENT INCOME
     Dividends                     $  22,758
     Interest                           102,558
                                                    $  125,316

EXPENSES
     Management Fees               $ 24,553
     Custodian/Security Transactions              1,143
     Directors                         200
     Transfer Agent Fees             2,887
     Legal Fees                        364
     Audit and Accounting Fees      11,520
     Insurance                          2,497
     Printing                          728
     Loss on Defaulted Bonds                 7,900

                                                    $   51,792

          NET INVESTMENT INCOME                     $   73,524


REALIZED AND UNREALIZED
GAINS ON INVESTMENTS
           Net       Realized       Gains      on       Investments
$263,212
     Net Change in Unrealized Appreciation
          on Investments                          115,013

          NET GAIN ON INVESTMENTS                   $378,225


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $451,749


The accompanying notes to financial statements are an integral part of this statement.
                           BRUCE FUND, INC.
                  STATEMENT OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED JUNE 30, 1996 AND 1995

                                               1996     1995
OPERATIONS
  Net Investment Income                  $73,524   $71,732
  Net Realized Gains (Losses) on Investments       263,212
(52,603)
  Increase in Unrealized Appreciation
    on Investments                       115,013  458,146
  Net Change in Net Assets Resulting
    from Operations                     $451,749 $477,275


DISTRIBUTION TO SHAREHOLDERS
  Distributions from Net Investment Income       $(70,020)
$(73,708)


CAPITAL STOCK TRANSACTIONS
  Proceeds from Shares Issued           $228,153   $17,000
  Increase from Shares Issued in Reinvested
    Distributions                         68,356    71,361
  Cost of Shares Redeemed              (361,895) (310,136)
  Decrease in Net Assets Resulting from Capital
    Stock Transactions                 $(65,386)$(221,775)

TOTAL INCREASE                          $316,343  $181,792

NET ASSETS
  Beginning of Year                    2,246,666 2,064,874
  End of Year (including accumulated undistributed
    net investment income of $210,288 and $206,784,
    respectively)                     $2,563,009$2,246,666






The accompanying notes to financial statements are an integral part of these statements.

                        BRUCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS
                         June 30, 1996

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with generally accepted accounting principles (OGAAPO) and reporting practices prescribed for the mutual fund industry. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     A description of the significant accounting policies follows:

      1. Portfolio valuation: Market value of investments is based on the last sales price reported on the last trading day of the Fund's fiscal year. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. Unlisted securities for which quotations are available are valued at the closing bid price.

       2.     Securities   transactions  and   investment   income:
Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date, interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At June 30, 1996, the cost of investments held was $1,896,356 or both financial reporting and federal income tax purposes. On a tax basis at JuneE30, 1996, gross unrealized appreciation on investments was $691,572 and gross unrealized depreciation on investments was $(117,051).

NOTE B - CAPITAL STOCK:

      During the years ended June 30, 1996 and 1995, there were 2,794 and 3,196 shares redeemed; 1,700 and 174 shares were issued and 470 and 782 shares were issued through dividend reinvestment, respectively.

NOTE C - PURCHASES AND SALES OF SECURITIES:

      During the year ended June 30, 1996, purchases and sales of securities with original maturities of greater than one year were $277,186 and $519,881 respectively.
NOTE D - RELATED PARTIES:

      Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice, provides office space and facilities, pays the compensation of all officers and employees of the Fund, and pays the cost of all prospectuses (other than those mailed to current shareholders). Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

          Annual  Percentage  Fee         Applied  to  Net  Average
Assets of Fund
           1.0%                                Up  to  $20,000,000;
plus
               0.6%                              $20,000,000     to
$100,000,000; plus
          0.5%                                  over $100,000,000.

      As of June 30, 1996, Robert B. Bruce owned 6,620 shares, R. Jeffrey Bruce owned 832 shares, and James S. Van Pelt, Jr. owned 50 shares of the Fund. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce & Company. James S. Van Pelt, Jr. is a director of the Fund.

NOTE E - TAXES:

      The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

     As of June 30, 1996, the Fund had available for Federal income tax purposes an unused capital loss carryover of approximately $167,441 which expires beginning in the year 2000.

NOTE F - DIVIDEND DISTRIBUTION:

      During December 1995, the Fund announced a dividend from net investment income of $3.70 per share, aggregating $70,020. These distributions were payable DecemberE29, 1995 to shareholders of record on DecemberE28, 1995.


NOTE G - FINANCIAL HIGHLIGHTS:

    Selected data for each share of capital stock outstanding through each year is presented below5:

                                1996   1995   1994     1993  1992

Net  Asset Value, Beginning of Period (B)$113.94$94.04$109.61$89.52
$83.53

   Income From Investment Operations
   Net Investment Income         3.77   3.40    2.91  6.22   2.22
    Net  Gains or Losses on Securities   20.22   19.97(11.53) 16.37
5.74
       (both realized and unrealized)
      Total From Investment Operations  23.99   23.37 (8.62)  22.59
7.96

   Less Distributions
   Dividends (from net investment
       income) (A)              (3.70) (3.47)  (6.95)(2.50) (1.97)
   Distributions (from capital gains) (A)           --            -
-     __--                              --           --
     Total Distributions        (3.70) (3.47)  (6.95)(2.50) (1.97)

Net  Asset  Value, End of Period (C)   $134.23 $113.94$94.04$109.61
$89.52

Total  Return                           20.81%  25.78%(8.84)%25.55%
9.64%

Ratios/Supplemental Data

Net  Assets, End of Period ($ million)   2.56    2.25  2.06    2.42
2.12
Ratio  of Expenses to Average Net Assets61.78%   2.04% 1.90%  2.12%
2.17%
Ratio  of Net Income to Average Net Assets7      2.98% 3.48%  2.64%
6.22%  2.49%
Portfolio Turnover Rate         11.83% 19.34%   2.48%13.63%  3.92%

                              SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 11th day of October, 1996.



                                BRUCE FUND, INC.



                           By:
                                Its President and Treasurer



                           By:
                                Its Vice President and Secretary



                           By:
                                A Director



                           By:
                                A Director
_______________________________
        1All  persons  named in this paragraph (a)  assumed  the
  position  held  with Fund at either October  17  or  18,  1983 except  Mr. Johnson, who was elected to the board of directors in December 1985.

        2Interested person as defined in the Investment  Company
  Act of 1940.

       3R. Jeffrey Bruce is the son of Robert B. Bruce.

         4In   addition  to  commissions,  the  Fund  frequently
  purchases securities from dealers acting as principals; no commissions are paid on such transactions which include mark-ups determined by the seller.

      5 Figures are based on average daily shares outstanding during year, with the following exceptions: (A) number of shares at last dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year.

      6 If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% for the year
   ended  June 30, 1994.  The 1996 ratio is based         upon
   total expenses excluding the loss on defaulted bonds.

      7   If  the Fund had paid all of its expenses and  there
   had been no management fee waiver by the investment advisor, this ratio would have been 2.18% for the year ended June 30, 1994.